Offerings - Offering: 1	May 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in CenterPoint Energy, Inc.'s Registration Statement on Form S-3ASR (File No. 333-295924) (the "Current Registration Statement") in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act").